INCOME TAXES (Details - Income tax provision) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Current	$ (82)
Deferred
Total income tax provision (benefit)	$ 0	$ 0